Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net [Abstract]
Property and Equipment, Net
Note 4 - Property and Equipment, Net:

Composition of property and equipment, grouped by major classifications:

	December 31,
	2011	2010
	(in thousands)
Cost:
Computers and peripheral equipment	$10,155	$9,841
Office furniture and equipment	842	859
Leasehold improvements	534	537
Motor vehicles	204	416
	11,730	11,653
Accumulated Depreciation:
Computers and peripheral equipment	9,512	9,010
Office furniture and equipment	636	623
Leasehold improvements	457	392
Motor vehicles	104	232
	10,709	10,257

Depreciated cost	$1,021	$1,396

Depreciation expenses totaled $599, $784, and $947 thousand for the years ended December 31, 2011, 2010, and 2009, respectively.

Discontinued operation includes depreciation expenses totaled $25, $19 and $21 thousands for the years ended December 31, 2011, 2010, and 2009, respectively.